RELATED PARTY TRANSACTIONS 2 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Bain Capital Education IV [Member]
Due from Related Parties	¥ 177	$ 28	¥ 181